AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
AVAILABLE-FOR-SALE - MARKETABLE SECURITIES
NOTE 4 -	AVAILABLE-FOR-SALE - MARKETABLE SECURITIES

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$1,025	$-	$1,025
Auction Rate Securities (1)	1,900	-	1,900
	$2,925	$-	$2,925

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$962	$-	$962
Auction Rate Securities (1)	1,950	-	1,950
Trust funds (2)	579	4	583
	$3,491	$4	$3,495

(1)
Auction Rate Securities (hereinafter - ARS) are a type of long-term bonds (usually issued for period longer than ten years) issued by corporates, local authorities, institutions of higher education and others for securitization of assets. The ARS bears variable interest rate, re-determined by an auctions held every short period. The ARS interest held by the Company is re-determined every 7, 28 or 35 days and will mature on 2019. The ARS held by TAT is issued by SSM Health Care of Oklahoma City, Illinois and Wisconsin municipalities. These financial instruments were classified as short term in the financial statements since the Company has intention to exercise them during the next twelve months. As of December 31, 2010, the Company recorded other-than-temporary impairment loss of $200 on Auction Rate Securities based on fair value estimation. In each of the years 2011, 2010 and 2009 the Company realized $50 of the ARS held by it in par value.

(2)
Trust funds are a type of short-term marketable securities consist a predefined composition of debt securities, corporate bonds, shares and other securities, issued by financial institutions and have an active market. These trust funds are classified as available-for-sale and are recorded at fair value based on market quote.

The marketable securities are classified as short-term based on the Company's intent to realize them within twelve months from the balance sheet date.